Organization and Principal Activities (Details) - $ / shares	Mar. 31, 2023	Dec. 31, 2022	Oct. 22, 2022	Jul. 29, 2022	Jul. 06, 2022	Jun. 30, 2022	Jun. 30, 2021	Jul. 01, 2020
Organization and Principal Activities (Details) [Line Items]
Shares issued (in Shares)			15,000,000					50,000,000
Percentage of derivatives	0.30%
Common stock authorized shares (in Shares)	140,000,000					140,000,000	140,000,000
Common stock value per share (in Dollars per share)	$ 0.0001					$ 0.0001	$ 0.0001
Common stock, shares outstanding (in Shares)	50,000,000					50,000,000	50,000,000
Preferred stock, shares issued (in Shares)
Preferred stock per share (in Dollars per share)	$ 0.0001					$ 0.0001	$ 0.0001
Common Stock [Member]
Organization and Principal Activities (Details) [Line Items]
Common stock authorized shares (in Shares)						140,000,000
Common stock value per share (in Dollars per share)						$ 0.0001
Common stock, shares outstanding (in Shares)						50,000,000
Preferred Stock [Member]
Organization and Principal Activities (Details) [Line Items]
Preferred stock, shares issued (in Shares)						10,000,000
Preferred stock per share (in Dollars per share)						$ 0.0001
Maximum [Member]
Organization and Principal Activities (Details) [Line Items]
Own percentage	66.50%	66.50%
Minimum [Member]
Organization and Principal Activities (Details) [Line Items]
Own percentage	5.00%	5.00%
Shenzhen Yi Jia [Member]
Organization and Principal Activities (Details) [Line Items]
Own percentage						95.00%
Business Acquisition [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interest percentage				100.00%	100.00%
Business Acquisition [Member] | Aspire Science [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interest percentage				100.00%